AB Institutional Funds, Inc.

Global Real Estate Investment Fund II

Portfolio of Investments

January 31, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.5%
Equity Real Estate Investment Trusts (REITs) – 84.0%
Data Center REITs – 9.9%
Digital Realty Trust, Inc.	48,670	$7,975,066
Equinix, Inc.	10,160	9,282,786

		17,257,852

Diversified REITs – 6.6%
Charter Hall Group	89,310	858,718
Covivio SA/France	11,893	632,032
Essential Properties Realty Trust, Inc.	88,340	2,835,714
GPT Group (The)	268,560	762,400
KDX Realty Investment Corp.	370	369,440
Land Securities Group PLC	153,720	1,108,615
Merlin Properties Socimi SA	75,330	868,124
Stockland	1,107,440	3,508,374
United Urban Investment Corp.	565	547,190

		11,490,607

Health Care REITs – 10.5%
Aedifica SA	12,610	759,707
American Healthcare REIT, Inc.	87,290	2,469,434
Ventas, Inc.	96,800	5,848,656
Welltower, Inc.	68,220	9,310,666

		18,388,463

Hotel & Resort REITs – 2.6%
Invincible Investment Corp.	1,854	808,442
Ryman Hospitality Properties, Inc.	24,560	2,574,871
Xenia Hotels & Resorts, Inc.	81,470	1,218,791

		4,602,104

Industrial REITs – 15.2%
CapitaLand Ascendas REIT	976,900	1,852,053
Dream Industrial Real Estate Investment Trust	104,927	843,257
GLP J-REIT	1,448	1,185,681
Goodman Group	151,110	3,369,776
Japan Logistics Fund, Inc.(a)	1,557	901,640
Lineage, Inc.	15,981	958,860
Mapletree Logistics Trust(a) (b)	533,700	476,914
Prologis, Inc.	96,062	11,455,394
Rexford Industrial Realty, Inc.(a)	67,390	2,740,077
Segro PLC(a)	89,840	794,327
STAG Industrial, Inc.	32,750	1,119,395
Tritax Big Box REIT PLC	490,900	889,262

		26,586,636

Multi-Family Residential REITs – 9.3%
Comforia Residential REIT, Inc.	443	774,846
Independence Realty Trust, Inc.(a)	178,780	3,434,364
Killam Apartment Real Estate Investment Trust	82,360	936,740
Mid-America Apartment Communities, Inc.	34,140	5,209,081
UDR, Inc.	114,630	4,784,656
UNITE Group PLC (The)	96,510	1,022,214

		16,161,901

Company	Shares	U.S. $ Value

Office REITs – 4.6%
BXP, Inc.	22,410	$1,639,067
COPT Defense Properties	99,610	2,932,519
Daiwa Office Investment Corp.	852	1,616,320
Derwent London PLC	26,660	648,223
Nippon Building Fund, Inc.	1,371	1,091,708

		7,927,837

Other Specialized REITs – 3.7%
Iron Mountain, Inc.	22,560	2,291,419
VICI Properties, Inc.	140,160	4,172,563

		6,463,982

Retail REITs – 13.9%
Acadia Realty Trust	140,370	3,234,125
Brixmor Property Group, Inc.	132,610	3,455,817
CapitaLand Integrated Commercial Trust	1,021,768	1,458,542
Frasers Centrepoint Trust	464,400	728,886
Hammerson PLC(a)	257,380	910,145
Klepierre SA(b)	20,970	624,304
Link REIT - Class H	261,734	1,081,424
NETSTREIT Corp.(a)	104,139	1,507,933
Realty Income Corp.	54,740	2,990,994
Scentre Group	733,780	1,660,596
Simon Property Group, Inc.	35,290	6,135,519
Supermarket Income Reit PLC(a)	592,470	495,857

		24,284,142

Self-Storage REITs – 4.6%
Extra Space Storage, Inc.	19,220	2,959,880
Public Storage	16,650	4,969,692

		7,929,572

Single-Family Residential REITs – 3.1%
Invitation Homes, Inc.	60,660	1,889,559
Sun Communities, Inc.	13,738	1,737,857
UMH Properties, Inc.	96,660	1,738,913
		5,366,329

		146,459,425

Real Estate Management & Development – 14.0%
Diversified Real Estate Activities – 5.0%
Mitsubishi Estate Co., Ltd.	75,600	1,098,543
Mitsui Fudosan Co., Ltd.	376,600	3,399,112
Nomura Real Estate Holdings, Inc.	13,700	364,127
Sumitomo Realty & Development Co., Ltd.	60,300	2,083,570
Sun Hung Kai Properties Ltd. - Class H	205,000	1,832,566

		8,777,918

Real Estate Development – 0.8%
Katitas Co., Ltd.(a)	100,500	1,405,076

Real Estate Operating Companies – 7.3%
Azrieli Group Ltd.	8,410	696,816
CapitaLand Investment Ltd./Singapore(a)	306,000	550,884

Company	Shares	U.S. $ Value

Castellum AB(b)	62,910	$682,311
Catena AB	16,080	700,466
CTP NV	30,677	510,462
Fastighets AB Balder - Class B(b)	135,490	964,104
LEG Immobilien SE	12,310	1,014,443
Pandox AB	37,000	675,743
PSP Swiss Property AG (REG)	15,180	2,242,420
Shurgard Self Storage Ltd.	11,177	413,698
Swire Properties Ltd. - Class H	591,600	1,168,274
TAG Immobilien AG(b)	49,403	734,201
VGP NV(a)	5,530	472,003
Vonovia SE	61,642	1,885,826

		12,711,651

Real Estate Services – 0.9%
Unibail-Rodamco-Westfield	18,250	1,528,010

		24,422,655

Health Care Equipment & Services – 0.9%
Health Care Facilities – 0.9%
Chartwell Retirement Residences	144,200	1,592,466

Telecommunication Services – 0.3%
Integrated Telecommunication Services – 0.3%
Infrastrutture Wireless Italiane SpA	55,080	572,647

Software & Services – 0.3%
Internet Services & Infrastructure – 0.3%
NEXTDC Ltd.(b)	61,660	560,735

Total Common Stocks (cost $152,092,830)		173,607,928

SHORT-TERM INVESTMENTS – 0.2%
Investment Companies – 0.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.27%(c) (d) (e) (cost $302,487)	302,487	302,487

Total Investments Before Security Lending Collateral for Securities Loaned – 99.7% (cost $152,395,317)		173,910,415

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.0%
Investment Companies – 0.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.27%(c) (d) (e) (cost $18,574)	18,574	18,574

U.S. $ Value

Total Investments – 99.7% (cost $152,413,891)(f)	$173,928,989
Other assets less liabilities – 0.3%	519,367

Net Assets – 100.0%	$174,448,356

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	AUD	708	USD	440	02/05/2025	$(125)
State Street Bank & Trust Co.	USD	443	AUD	708	02/05/2025	(2,467)
State Street Bank & Trust Co.	USD	646	NZD	1,101	02/05/2025	(24,468)
State Street Bank & Trust Co.	JPY	73,358	USD	473	02/21/2025	(682)
State Street Bank & Trust Co.	USD	470	JPY	73,358	02/21/2025	3,970
State Street Bank & Trust Co.	CHF	356	USD	402	02/27/2025	9,873
State Street Bank & Trust Co.	EUR	915	USD	962	02/27/2025	11,785

						$(2,114)

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(f)

As of January 31, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $26,156,449 and gross unrealized depreciation of investments was $(4,643,465), resulting in net unrealized appreciation of $21,512,984.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Currency Abbreviations:

AUD – Australian Dollar

CHF – Swiss Franc

EUR – Euro

JPY – Japanese Yen

NZD – New Zealand Dollar

USD – United States Dollar

Glossary:

REG – Registered Shares

REIT – Real Estate Investment Trust

COUNTRY BREAKDOWN1

January 31, 2025 (unaudited)

64.9%	United States
9.1%	Japan
6.2%	Australia
3.4%	United Kingdom
2.9%	Singapore
2.3%	Hong Kong
2.1%	Germany
1.9%	Canada
1.7%	Sweden
1.6%	France
1.3%	Switzerland
0.9%	Belgium
0.5%	Spain
1.0%	Others
0.2%	Short-Term Investments

100.0%	Total Investments

[1]

The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.4% or less in the following: Israel, Italy and Netherlands.

AB Institutional Funds, Inc.

Global Real Estate Investment Fund II

January 31, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	$118,688,860	$27,770,565	$—	$146,459,425

Investments in Securities:	Level 1	Level 2	Level 3	Total
Real Estate Management & Development	$1,186,205	$23,236,450	$—	$24,422,655
Health Care Equipment & Services	1,592,466	—	—	1,592,466
Telecommunication Services	—	572,647	—	572,647
Software & Services	—	560,735	—	560,735
Short-Term Investments	302,487	—	—	302,487
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	18,574	—	—	18,574

Total Investments in Securities	121,788,592	52,140,397	—	173,928,989
Other Financial Instruments(a):
Assets:
Forward Currency Exchange Contracts	—	25,628	—	25,628
Liabilities:
Forward Currency Exchange Contracts	—	(27,742)	—	(27,742)

Total	$121,788,592	$52,138,283	$—	$173,926,875

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended January 31, 2025 is as follows:

Fund	Market Value 10/31/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 01/31/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$252	$9,285	$9,235	$302	$7
AB Government Money Market Portfolio*	268	14,118	14,367	19	27
Total	$520	$23,403	$23,602	$321	$34

*	Investments of cash collateral for securities lending transactions.